Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Break-Out of this Net Balance Due	The break-out of this net balance due as of December 31, 2025 and 2024 by BIHL consolidated entity is as follows:
	As of	As of
	December 31,	December 31,
Legal entity name	2025	2024
	(due to)/due from	(due to)/due from
FGR-BPL	$(4,095,827)	$(3,887,334)
Future Global Resources Limited (“FGR”)	2,164,636	1,762,907
Blue International Holdings Limited (“BIHL”)	2,437,041	23,314
	$505,850	$(2,101,113)